Scudder Global Fund
                         Scudder International Bond Fund

    Supplement to Statement of Additional Information dated November 1, 1997

On May 28, 1998, the name "Scudder Global Fund, Inc." was changed to "Global/International Fund, Inc."

As a result of the name change, the CUSIP number of Global Fund referred to in the section entitled "Additional Information - Other Information" has been changed to 378947-20-4, and that of International Bond Fund has been changed to 378947-30-3.

June 15, 1998